UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C.  20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act File Number: 811-07470

HERITAGE SERIES TRUST

(Exact name of Registrant as Specified in Charter)

880 Carillon Parkway

St. Petersburg, FL 33716

(Address of Principal Executive Office) (Zip Code)

Registrant’s Telephone Number, including Area Code: (727) 567-8143

STEPHEN G. HILL, PRESIDENT

880 Carillon Parkway

St. Petersburg, FL 33716

(Name and Address of Agent for Service)

Copy to:

FRANCINE J. ROSENBERGER, ESQ.

Kirkpatrick & Lockhart Preston Gates Ellis LLP

1601 K Street, NW

Washington, D.C.  20006

Date of fiscal year end: October 31

Date of reporting period: January 31, 2008

Item 1. Schedule of Investments

Heritage Series Trust - Diversified Growth Fund Investment Portfolio January 31, 2008 (unaudited)

			%of net
	Shares	Value	assets
Common stocks - 99.3%
Aerospace/Defense - 2.6%
L-3 Communications Holdings, Inc.	40,575	$ 4,496,927	2.6%
Biotechnology - 2.6%
Celgene Corporation*	79,570	4,464,673	2.6%
Building materials - 1.0%
Texas Industries Inc.	30,100	1,705,767	1.0%
Chemicals - 2.7%
CF Industries Holdings Inc.	42,345	4,527,951	2.7%
Coal - 1.2%
Massey Energy Company	53,510	1,989,502	1.2%
Commercial services - 8.3%
Corrections Corporation of America*	102,205	2,712,521	1.6%
Monster Worldwide, Inc.*	122,350	3,407,448	2.0%
Quanta Services, Inc.*	150,195	3,292,274	1.9%
Ritchie Brothers Auctioneers Inc.	57,805	4,756,195	2.8%
Computers - 4.1%
Cognizant Technology Solutions Corporation, Class A*	95,075	2,652,592	1.6%
FactSet Research Systems Inc.	49,235	2,753,714	1.6%
Teradata Corporation*	65,315	1,555,803	0.9%
Distribution/Wholesale - 0.6%
LKQ Corporation*	55,300	989,317	0.6%
Diversified manufacturer - 1.6%
Danaher Corporation	36,835	2,742,366	1.6%
Electrical components & equipment - 2.6%
General Cable Corporation*	74,675	4,331,897	2.6%
Electronics - 7.4%
Dolby Laboratories Inc., Class A*	124,020	5,344,022	3.1%
Thermo Fisher Scientific Inc.*	73,210	3,769,583	2.2%
Woodward Governor Company	55,600	3,490,568	2.1%
Entertainment - 2.9%
International Game Technology	116,390	4,966,361	2.9%
Environmental control - 2.1%
Republic Services, Inc.	117,222	3,516,660	2.1%
Financial services - 6.6%
Ameriprise Financial, Inc.	38,960	2,154,878	1.3%
IntercontinentalExchange, Inc.*	16,055	2,247,058	1.3%
T. Rowe Price Group, Inc.	58,970	2,983,292	1.8%
TD Ameritrade Holding Corporation*	198,820	3,729,863	2.2%
Healthcare products - 9.0%
Hologic Inc.*	61,470	3,956,209	2.3%
Intuitive Surgical, Inc.*	18,695	4,748,530	2.8%
Mentor Corporation	56,965	1,972,128	1.2%
Patterson Companies, Inc.*	101,670	3,257,507	1.9%
The Cooper Companies, Inc.	36,300	1,429,494	0.8%
Iron/Steel - 1.1%
Carpenter Technology Corporation	29,285	1,805,127	1.1%

Heritage Series Trust - Diversified Growth Fund Investment Portfolio January 31, 2008 (unaudited)

			%of net
	Shares	Value	assets
Lodging - 1.7%
Starwood Hotels & Resorts Worldwide, Inc.	62,075	2,808,894	1.7%
Machinery - 1.9%
Bucyrus International Inc., Class A	34,655	3,212,865	1.9%
Miscellaneous manufacturer - 2.2%
Hexcel Corporation*	173,540	3,788,378	2.2%
Oil & gas - 2.9%
Denbury Resources Inc.*	96,980	2,453,594	1.4%
Southwestern Energy Company*	44,010	2,460,599	1.5%
Oil & gas services - 3.5%
Acergy SA, Sponsored ADR	191,375	3,484,939	2.1%
Oceaneering International Inc.*	40,685	2,342,642	1.4%
Pharmaceuticals - 6.3%
Allergan, Inc.	41,745	2,804,847	1.7%
Express Scripts Inc.*	40,550	2,736,720	1.6%
Herbalife Ltd	44,235	1,755,245	1.0%
Medco Health Solutions, Inc.*	67,270	3,368,882	2.0%
Pipelines - 2.1%
Williams Companies, Inc.	110,755	3,540,837	2.1%
Retail - 2.8%
Cash America International, Inc.	86,750	2,820,242	1.7%
Urban Outfitters Inc.*	62,960	1,825,840	1.1%
Semiconductors - 2.2%
MEMC Electronic Materials, Inc.*	52,445	3,747,720	2.2%
Software - 8.1%
Adobe Systems Inc.*	92,875	3,244,124	1.9%
ANSYS, Inc.*	94,345	3,293,584	1.9%
Eclipsys Corporation*	75,560	1,944,914	1.1%
Electronic Arts Inc.*	32,645	1,546,394	0.9%
Novell, Inc.*	619,020	3,936,967	2.3%
Telecommunications - 3.1%
Amdocs Ltd*	114,285	3,781,691	2.2%
Windstream Corporation	137,705	1,598,755	0.9%
Television, cable & radio - 1.6%
Central European Media Enterprises Ltd, Class A*	28,700	2,720,473	1.6%
Toys/Games/Hobbies - 1.9%
Nintendo Co. Ltd., Sponsored ADR	53,505	3,303,934	1.9%
Transportation - 2.6%
Landstar System, Inc.	88,880	4,446,665	2.6%
Total common stocks (cost $144,101,343)		168,719,972	99.3%

Heritage Series Trust - Diversified Growth Fund Investment Portfolio January 31, 2008 (unaudited)

			%of net
	Shares	Value	assets

Repurchase agreement - 1.8%
Repurchase agreement with Fixed Income
Clearing Corporation, dated January 31, 2008 @
1.63% to be repurchased at $3,034,137 on
February 1, 2008, collateralized by
$2,880,000 United States Treasury Bonds,
4.25% due August 15, 2014 (market value
$3,120,711 including interest) (cost $3,034,000)		3,034,000	1.8%

Total investment portfolio (cost $147,135,343)		171,753,972	101.1%
Other assets and liabilities, net,		(1,883,706)	-1.1%
Net assets		$ 169,870,266	100.0%

* Non-income producing security.

ADR - American depository receipt

Heritage Series Trust - Small Cap Stock Fund
Investment Portfolio
January 31, 2008
(unaudited)

	Shares	Value	% of net assets
Common stocks - 94.1%
Advertising - 0.4%
Greenfield Online, Inc.*	117,505	$ 1,511,114	0.4%
Apparel - 1.0%
Volcom, Inc.*	181,870	3,670,137	1.0%
Auto parts & equipment - 1.3%
Cooper Tire & Rubber Company	98,707	1,684,928	0.5%
Titan International, Inc.	102,575	2,922,362	0.8%
Banks - 2.4%
Boston Private Financial Holdings, Inc.	38,525	879,526	0.2%
Cadence Financial Corporation	96,566	1,460,078	0.4%
Cardinal Financial Corporation	221,600	1,845,928	0.5%
Signature Bank*	59,881	2,006,612	0.5%
Southwest Bancorp, Inc.	81,179	1,427,939	0.4%
Sterling Bancshares, Inc.	81,890	821,357	0.2%
Texas Capital Bancshares, Inc.*	52,610	916,992	0.2%
Biotechnology - 1.1%
Charles River Laboratories International, Inc.*	40,200	2,496,420	0.7%
Myriad Genetics, Inc.*	38,065	1,637,176	0.4%
Building materials - 2.1%
Goodman Global, Inc.*	27,146	681,636	0.2%
Lennox International Inc.	100,185	3,722,875	1.0%
Texas Industries Inc.	56,385	3,195,338	0.9%
Chemicals - 2.6%
Quaker Chemical Corporation	63,165	1,263,300	0.3%
Terra Industries Inc.*	120,815	5,445,132	1.5%
Zoltek Companies Inc.*	77,525	2,829,662	0.8%
Commercial services - 7.6%
American Public Education Inc.*	18,020	710,168	0.2%
Chemed Corporation	54,300	2,781,789	0.8%
Corrections Corporation of America*	71,674	1,902,228	0.5%
Cross Country Healthcare, Inc.*	199,866	2,524,308	0.7%
Gartner, Inc.*	105,350	1,564,448	0.4%
Global Cash Access Holdings, Inc.*	245,285	1,471,710	0.4%
Interactive Data Corporation	100,468	2,908,549	0.8%
K12 Inc.*	22,750	523,250	0.1%
LECG Corporation*	226,710	1,924,768	0.5%
Net 1 UEPS Technologies, Inc.*	87,500	2,509,500	0.7%
On Assignment, Inc.*	473,590	2,633,160	0.7%
The GEO Group, Inc.*	130,690	3,126,105	0.8%
The Providence Service Corporation*	121,750	3,595,278	1.0%
Computers - 2.4%
Compellent Technologies, Inc.*	180,245	1,631,217	0.4%
Electronics for Imaging, Inc.*	96,750	1,428,030	0.4%
FactSet Research Systems Inc.	41,232	2,306,106	0.6%
Mercury Computer Systems, Inc.*	118,650	984,795	0.3%
Netezza Corporation*	98,755	967,799	0.3%
SMART Modular Technologies (WWH), Inc.*	174,775	1,441,894	0.4%

Heritage Series Trust - Small Cap Stock Fund
Investment Portfolio
January 31, 2008
(unaudited)

	Shares	Value	% of net assets
Cosmetics/personal care - 0.3%
Physicians Formula Holdings, Inc.*	103,982	985,749	0.3%
Distribution/wholesale - 0.3%
MWI Veterinary Supply, Inc.*	33,305	1,273,250	0.3%
Diversified manufacturer - 1.2%
Ameron International Corporation	50,715	4,556,743	1.2%
Electrical components & equipment - 1.9%
Advanced Energy Industries, Inc.*	120,735	1,305,145	0.4%
Belden, Inc.	67,630	2,860,749	0.8%
General Cable Corporation*	44,930	2,606,389	0.7%
Electronics - 4.8%
Benchmark Electronics, Inc.*	84,500	1,499,875	0.4%
Coherent, Inc.*	170,745	4,439,370	1.2%
Dolby Laboratories Inc., Class A*	78,945	3,401,740	0.9%
Eagle Test Systems, Inc.*	116,120	1,380,667	0.4%
OYO Geospace Corporation*	95,023	5,021,015	1.4%
Sonic Solutions, Inc.*	215,611	1,931,875	0.5%
Engineering & construction - 2.3%
Dycom Industries, Inc.*	118,250	2,793,065	0.8%
KHD Humboldt Wedag International Ltd*	63,456	1,744,405	0.5%
URS Corporation*	80,775	3,546,022	1.0%
Entertainment - 0.5%
Lions Gate Entertainment Corporation*	195,375	1,854,109	0.5%
Environmental control - 0.9%
Casella Waste Systems Inc., Class A*	111,670	1,354,557	0.4%
Waste Connections, Inc.*	59,573	1,737,149	0.5%
Financial services - 3.3%
Advanta Corporation, Class A	49,350	440,202	0.1%
Compass Diversified Holdings	176,247	2,548,532	0.7%
FCStone Group, Inc.*	122,873	5,449,418	1.5%
Greenhill & Co., Inc.	16,795	1,134,166	0.3%
Investment Technology Group Inc.*	54,530	2,561,274	0.7%
Gas - 0.7%
AGL Resources, Inc.	72,775	2,754,534	0.7%
Healthcare products - 6.2%
American Medical Systems Holdings, Inc.*	269,740	3,854,585	1.0%
Cutera, Inc.*	140,995	1,761,028	0.5%
Hansen Medical Inc.*	50,995	911,791	0.2%
Mentor Corporation	53,250	1,843,515	0.5%
Merit Medical Systems, Inc.*	280,427	4,509,266	1.2%
Respironics, Inc.*	59,780	3,916,188	1.1%
SurModics, Inc.*	55,915	2,441,249	0.7%
Thoratec Corporation*	170,700	2,731,200	0.7%
Vital Images, Inc.*	70,670	1,108,812	0.3%
Healthcare services - 4.7%
AMERIGROUP Corporation*	51,500	1,932,280	0.5%
Amsurg Corporation*	120,365	3,100,602	0.8%
Centene Corporation*	195,290	4,675,243	1.3%
Icon PLC, Sponsored ADR*	63,801	3,999,047	1.1%
Pediatrix Medical Group, Inc.*	53,479	3,641,385	1.0%

Heritage Series Trust - Small Cap Stock Fund
Investment Portfolio
January 31, 2008
(unaudited)

	Shares	Value	% of net assets
Home furnishings - 1.1%
Universal Electronics, Inc.*	168,415	4,009,961	1.1%
Household products - 0.5%
Jarden Corporation*	74,440	1,863,978	0.5%
Insurance - 3.3%
American Equity Investment Life Holding Company	315,850	2,612,080	0.7%
American Safety Insurance Holdings Ltd*	52,655	1,000,445	0.3%
Assured Guaranty Ltd	97,363	2,303,609	0.6%
First Mercury Financial Corporation*	69,150	1,321,456	0.4%
IPC Holdings Ltd	89,335	2,298,590	0.6%
Platinum Underwriters Holdings, Ltd	50,600	1,707,750	0.5%
RAM Holdings, Ltd*	354,645	624,175	0.2%
Internet - 3.7%
1-800-FLOWERS.COM Inc., Class A*	403,000	3,147,430	0.9%
CNET Networks, Inc.*	316,785	2,499,434	0.7%
Giant Interactive Group Inc., Sponsored ADR*	110,420	1,094,262	0.3%
Internet Capital Group, Inc.*	126,075	1,193,930	0.3%
SonicWALL, Inc.*	305,122	2,678,971	0.7%
TIBCO Software, Inc.*	314,455	2,339,545	0.6%
U.S. Auto Parts Network, Inc.*	98,595	588,612	0.2%
Leisure time - 0.7%
WMS Industries, Inc.*	66,795	2,498,133	0.7%
Machinery - 2.1%
Altra Holdings, Inc.*	87,830	1,186,583	0.3%
Bucyrus International Inc., Class A	55,632	5,157,643	1.4%
Wabtec Corporation	47,400	1,630,086	0.4%
Machinery-diversified - 0.5%
Flowserve Corporation	20,600	1,691,672	0.5%
Metal fabricate/hardware - 1.9%
CIRCOR International Inc.	30,945	1,312,996	0.4%
Kaydon Corporation	79,000	3,451,510	0.9%
Northwest Pipe Company*	33,725	1,397,564	0.4%
RBC Bearings Inc.*	28,135	842,362	0.2%
MINING - 0.5%
Iamgold Corporation	248,309	1,974,057	0.5%
Miscellaneous manufacturer - 0.9%
Polypore International, Inc.*	182,105	3,381,690	0.9%
Multimedia - 0.5%
Entravision Communications Corporation, Class A*	257,510	1,812,870	0.5%
Oil & gas - 2.0%
Comstock Resources, Inc.*	103,000	3,265,100	0.9%
Grey Wolf, Inc.*	235,500	1,403,580	0.4%
Petroleum Development Corporation*	22,060	1,268,450	0.3%
Rosetta Resources, Inc.*	91,600	1,605,748	0.4%
Oil & gas services - 3.2%
Core Laboratories NV*	12,570	1,416,639	0.4%
Dresser-Rand Group, Inc.*	82,200	2,605,740	0.7%
Lufkin Industries, Inc.	87,130	4,606,563	1.2%
Oceaneering International Inc.*	60,650	3,492,227	0.9%

Heritage Series Trust - Small Cap Stock Fund
Investment Portfolio
January 31, 2008
(unaudited)

	Shares	Value	% of net assets
Pharmaceuticals - 1.8%
Animal Health International, Inc.*	135,355	1,624,260	0.4%
Cubist Pharmaceuticals, Inc.*	152,705	2,594,458	0.7%
Herbalife Ltd	64,970	2,578,010	0.7%
Printing & publishing - 1.0%
John Wiley & Sons Inc., Class A	94,075	3,708,436	1.0%
REITS - 3.0%
Annaly Capital Management, Inc.	63,930	1,260,700	0.3%
Chimera Investment Corporation	117,225	2,244,859	0.6%
Deerfield Capital Corporation	305,232	2,438,804	0.7%
Kite Realty Group Trust	113,328	1,491,396	0.4%
MFA Mortgage Investments, Inc.	347,460	3,544,092	1.0%
Retail - 6.4%
AFC Enterprises, Inc.*	130,400	1,208,808	0.3%
BJ's Restaurants, Inc.*	104,480	1,803,325	0.5%
Cash America International, Inc.	194,165	6,312,304	1.7%
FGX International Holdings Ltd*	130,874	1,321,827	0.4%
Insight Enterprises, Inc.*	88,400	1,526,668	0.4%
Nu Skin Enterprises Inc., Class A	141,425	2,323,613	0.6%
Red Robin Gourmet Burgers, Inc.*	27,510	959,549	0.3%
School Specialty, Inc.*	128,979	4,186,658	1.1%
Stage Stores, Inc.	93,150	1,115,006	0.3%
The Cheesecake Factory Inc.*	131,370	2,870,434	0.8%
Savings & loans - 0.4%
Provident Financial Services, Inc.	100,950	1,388,062	0.4%
Semiconductors - 0.5%
Microsemi Corporation*	82,000	1,863,040	0.5%
Software - 8.5%
ACI Worldwide, Inc.*	88,527	1,319,052	0.4%
ANSYS, Inc.*	112,170	3,915,855	1.1%
Aspen Technology, Inc.*	302,225	4,246,261	1.2%
Avid Technology, Inc.*	105,800	2,742,336	0.7%
Bottomline Technologies, Inc.*	153,200	1,985,472	0.5%
Eclipsys Corporation*	289,745	7,458,036	2.0%
Interactive Intelligence Inc.*	88,090	1,442,914	0.4%
Quality Systems, Inc.	78,630	2,389,566	0.7%
SPSS, Inc.*	64,750	2,139,988	0.6%
Sybase, Inc.*	82,850	2,338,027	0.6%
The9 Ltd., Sponsored ADR*	56,070	1,017,670	0.3%
Telecommunications - 2.5%
CommScope, Inc.*	58,250	2,583,388	0.7%
EMS Technologies, Inc.*	107,030	2,941,184	0.8%
Ixia*	144,960	1,072,704	0.3%
Switch & Data Facilities Company, Inc.*	105,227	1,157,497	0.3%
Symmetricom, Inc.*	310,300	1,356,011	0.4%
Transportation - 1.1%
Genesee & Wyoming Inc., Class A*	58,950	1,609,924	0.4%
Quintana Maritime Ltd	111,900	2,734,836	0.7%
Ultrapetrol Bahamas Ltd*	5,915	94,936	0.0%
Total common stocks (cost $326,264,047)		347,155,212	94.1%

Heritage Series Trust - Small Cap Stock Fund
Investment Portfolio
January 31, 2008
(unaudited)

	Shares	Value	% of net assets
Investment companies - 1.8%
Apollo Investment Corporation	177,290	2,691,262	0.7%
iShares Russell 2000 Index Fund	27,960	1,981,805	0.5%
PennantPark Investment Corporation	187,496	2,113,078	0.6%
Total investment companies (cost $8,990,703)		6,786,145	1.8%

Total investment portfolio excluding
repurchase agreement (cost $335,254,750)		353,941,357	95.9%

Repurchase agreement - 3.8%
Repurchase agreement with Fixed Income
Clearing Corporation, dated January 31, 2008 @
1.63% to be repurchased at $14,178,642 on
February 1, 2008, collateralized by
$13,445,000 United States Treasury Bonds,
4.25% due August 15, 2014 (market value
$14,568,735 including interest) (cost $14,178,000)		14,178,000	3.8%

Total investment portfolio (cost $349,432,750)		368,119,357	99.7%
Other assets and liabilities, net,		990,563	0.3%
Net assets		$ 369,109,920	100.0%

*Non-income producing security.

ADR - American depository receipt
REIT - Real estate investment trust

Heritage Series Trust - Mid Cap Stock Fund Investment Portfolio January 31, 2008 (unaudited)

			% of net
	Shares	Value	assets
Common stocks - 97.8%
Aerospace/Defense - 1.7%
Alliant Techsystems Inc.*	$259,730	$27,492,420	1.7%
Biotechnology - 1.8%
Celgene Corporation*	499,485	28,026,103	1.8%
Broadcasting services/programs - 4.0%
Liberty Global Inc., Class C*	1,265,359	47,071,355	3.0%
Liberty Media Corporation, Class A*	146,515	15,767,944	1.0%
Chemicals - 3.5%
Albemarle Corporation	745,895	27,046,153	1.7%
Celanese Corporation, Class A	386,266	14,361,370	0.9%
Hercules Inc.	785,855	13,776,038	0.9%
Commercial services - 2.1%
Pharmaceutical Product Development, Inc.	439,544	19,058,628	1.2%
Service Corporation International	1,258,697	15,142,125	0.9%
Computers - 5.7%
Cognizant Technology Solutions Corporation, Class A*	745,895	20,810,470	1.3%
DST Systems, Inc.*	219,773	15,713,770	1.0%
Logitech International SA*	665,977	20,192,423	1.3%
Teradata Corporation*	1,371,915	32,679,015	2.1%
Cosmetics/Personal care - 0.8%
Alberto-Culver Company	462,035	12,377,918	0.8%
Diversified manufacturer - 4.4%
Danaher Corporation	470,408	35,021,876	2.2%
Dover Corporation	279,710	11,289,096	0.7%
Roper Industries Inc.	424,955	23,763,484	1.5%
Electric - 1.6%
NRG Energy, Inc.*	646,000	24,929,140	1.6%
Electrical components & equipment - 2.0%
AMETEK, Inc.	732,574	32,262,559	2.0%
Electronics - 1.9%
Amphenol Corporation, Class A	748,042	29,876,797	1.9%
Environmental control - 2.6%
Republic Services, Inc.	1,354,597	40,637,910	2.6%
Financial services - 4.8%
AllianceBernstein Holding LP	225,100	14,944,389	0.9%
IntercontinentalExchange, Inc.*	112,075	15,686,017	1.0%
Invesco Ltd	899,070	24,472,685	1.5%
TSX Group Inc.	485,105	22,224,819	1.4%
Food - 5.2%
Campbell Soup Company	1,132,160	35,787,578	2.2%
Dean Foods Company	1,044,950	29,258,600	1.8%
Hormel Foods Corporation	479,505	18,576,024	1.2%
Forest products & paper - 2.1%
Plum Creek Timber Company, Inc.	819,155	34,199,721	2.1%
Healthcare products - 4.9%
Dentsply International Inc.	346,310	14,306,066	0.9%
Gen-Probe Inc.*	386,265	22,075,045	1.4%
Hologic Inc.*	239,750	15,430,310	1.0%
Steris Corporation	1,005,320	24,911,830	1.6%
Healthcare services - 3.4%
Laboratory Corporation of America Holdings*	732,577	54,122,789	3.4%
Household products - 1.0%
Fortune Brands, Inc.	229,245	16,028,810	1.0%
Insurance - 8.5%
Aon Corporation	872,430	37,968,154	2.4%
Arch Capital Group Ltd*	463,522	32,659,760	2.1%
HCC Insurance Holdings, Inc.	592,720	16,513,179	1.0%
Reinsurance Group of America, Inc.	301,020	17,450,129	1.1%
Unum Group	1,358,595	30,731,419	1.9%
Machinery - 1.8%
Cummins, Inc.	266,390	12,861,309	0.8%
IDEX Corporation	486,165	15,182,933	1.0%
Oil & gas services - 2.6%
FMC Technologies, Inc.*	566,080	27,262,413	1.7%
Oceaneering International Inc.*	239,750	13,804,805	0.9%
Packaging & containers - 5.0%
Greif Inc., Class A	424,340	27,921,572	1.8%
Owens-Illinois Inc.*	262,240	13,216,896	0.8%
Pactiv Corporation*	1,325,295	37,916,690	2.4%
Pharmaceuticals - 1.8%
Barr Pharmaceuticals, Inc.*	559,420	29,196,130	1.8%
Pipelines - 4.9%
Equitable Resources Inc.	779,192	43,439,954	2.7%
Williams Companies, Inc.	1,084,020	34,656,119	2.2%
Printing & publishing - 4.5%
John Wiley & Sons Inc., Class A	705,936	27,827,997	1.7%
The Washington Post Company, Class B	59,940	44,595,360	2.8%
Retail - 2.7%
O'Reilly Automotive Inc.*	699,275	20,579,663	1.3%
TJX Companies, Inc.	725,270	22,889,521	1.4%
Semiconductors - 3.9%
Intersil Corporation, Class A	872,430	20,092,063	1.3%
Microchip Technology Inc.	679,295	21,676,303	1.4%
Varian Semiconductor Equipment Associates, Inc.*	586,060	18,876,993	1.2%
Software - 5.7%
ANSYS, Inc.*	1,089,663	38,040,135	2.4%
Fiserv, Inc.*	579,400	29,763,778	1.9%
Intuit Inc.*	745,895	22,891,518	1.4%
Telecommunications - 1.9%
Cellcom Israel Ltd	526,120	16,220,280	1.0%
CommScope, Inc.*	332,990	14,768,106	0.9%
Television, cable & radio - 1.0%
Shaw Communications Inc., Class B	799,175	15,751,739	1.0%
Total common stocks (cost $1,531,979,135)		1,554,076,195	97.8%

Repurchase agreement - 1.9%
Repurchase agreement with Fixed Income
Clearing Corporation, dated January 31, 2008 @
1.63% to be repurchased at $30,800,395 on
February 1, 2008, collateralized by
$29,205,000 United States Treasury Bonds,
4.25% due August 15, 2014 (market value)
$31,645,959 including interest) (cost $30,799,000)		30,799,000	1.9%

Total investment portfolio (cost $1,562,778,135)		1,584,875,195	99.7%
Other assets and liabilities, net,		4,176,384	0.3%
Net assets		$1,589,051,579	100.0%

* Non-income producing security.

Heritage Series Trust - Core Equity Fund Investment Portfolio January 31, 2008 (unaudited)
			% of net
	Shares	Value	assets
Common stocks - 89.5%
Advertising - 3.0%
Omnicom Group Inc.	142,365	$ 6,459,100	3.0%
Aerospace/Defense - 2.0%
United Technologies Corporation	56,760	4,166,752	2.0%
Banks - 9.3%
Bank of America Corporation	185,205	8,213,842	3.9%
State Street Corporation	37,170	3,052,400	1.4%
Wachovia Corporation	215,650	8,395,254	4.0%
Biotechnology - 2.9%
Genzyme Corporation*	78,765	6,153,909	2.9%
Cosmetics/Personal care - 2.0%
The Procter & Gamble Company	63,790	4,206,950	2.0%
Diversified manufacturer - 7.0%
General Electric Company	312,600	11,069,166	5.2%
Tyco International Ltd	96,891	3,813,630	1.8%
Electronics - 0.5%
Tyco Electronics Ltd	33,606	1,136,219	0.5%
Environmental control - 3.0%
Waste Management, Inc.	192,905	6,257,838	3.0%
Financial services - 5.6%
American Express Company	74,140	3,656,585	1.7%
Merrill Lynch & Co., Inc.	53,590	3,022,476	1.4%
The Goldman Sachs Group, Inc.	26,110	5,242,105	2.5%
Healthcare products - 6.1%
Covidien Ltd	33,606	1,499,836	0.7%
Johnson & Johnson	104,615	6,617,945	3.1%
Zimmer Holdings, Inc.*	62,845	4,918,878	2.3%
Household products - 1.9%
Kimberly-Clark Corporation	62,235	4,085,728	1.9%
Insurance - 4.0%
American International Group, Inc.	154,140	8,502,362	4.0%
Internet - 1.5%
eBay Inc.*	119,800	3,221,422	1.5%
Multimedia - 1.9%
Viacom Inc., Class B*	106,485	4,127,359	1.9%
Oil & gas - 2.9%
BP PLC, Sponsored ADR	96,430	6,147,412	2.9%
Pharmaceuticals - 5.9%
Pfizer Inc.	379,420	8,874,634	4.2%
Wyeth	90,915	3,618,417	1.7%
Retail - 11.7%
CVS/Caremark Corporation	215,485	8,418,999	4.0%
McDonald's Corporation	122,525	6,561,214	3.1%
Staples, Inc.	268,140	6,419,272	3.0%
Wal-Mart Stores, Inc.	66,420	3,379,450	1.6%
Semiconductors - 3.1%
Applied Materials, Inc.	362,150	6,489,728	3.1%
Software - 6.8%
Microsoft Corporation	320,175	10,437,705	4.9%
Oracle Corporation*	198,645	4,082,155	1.9%

Heritage Series Trust - Core Equity Fund Investment Portfolio January 31, 2008 (unaudited)
			% of net
	Shares	Value	assets
Telecommunications - 3.2%
Sprint Nextel Corporation	638,485	6,723,247	3.2%
Television, cable & radio - 3.2%
Comcast Corporation, Class A*	373,920	6,790,387	3.2%
Transportation - 2.0%
United Parcel Service Inc., Class B	59,470	4,350,825	2.0%
Total common stocks (cost $189,547,166)		190,113,201	89.5%

Repurchase agreement - 15.2%
Repurchase agreement with Fixed Income
Clearing Corporation, dated January 31, 2008 @
1.63% to be repurchased at $32,327,464 on
February 1, 2008, collateralized by
$30,725,000 United States Treasury Notes,
4.75% due January 31, 2012 (market value
$33,235,809 including interest) (cost $32,326,000)		32,326,000	15.2%

Total investment portfolio (cost $221,873,166)		222,439,201	104.7%
Other assets and liabilities, net,		(10,043,740)	-4.7%
Net assets		$ 212,395,461	100.0%

* Non-income producing security.

ADR - American depository receipt

Heritage Series Trust - International Equity Fund
Investment Portfolio
January 31, 2008
(unaudited)

			% of net
	Shares	Value	assets
Common stocks - 82.4%
Australia - 4.0%
BHP Billiton Ltd	83,909	$ 2,818,863	0.9%
Consolidated Media Holdings Ltd	13,083	52,913	0.0%
Crown Ltd*	13,083	136,774	0.0%
Fairfax Media Ltd	16,720	60,414	0.0%
Macquarie Airports	833,076	2,947,274	0.9%
Newcrest Mining Ltd	102,821	3,220,171	1.0%
Rio Tinto Ltd	34,876	3,859,075	1.2%
Austria - 3.7%
Erste Bank der Oesterreichischen Sparkassen AG	22,506	1,221,864	0.4%
Flughafen Wien AG	2,492	277,110	0.1%
Immoeast AG*	103,356	909,973	0.3%
OMV AG	69,790	5,007,912	1.6%
Raiffeisen International Bank Holding AG	18,552	2,363,882	0.8%
Telekom Austria AG	8,944	249,141	0.1%
Verbund - Oesterreichische Elektrizitaetswirtschafts AG, Class A	6,091	401,801	0.1%
Vienna Insurance Group	9,870	759,000	0.2%
Wienerberger AG	8,518	393,582	0.1%
Belgium - 1.4%
Fortis	29,248	657,164	0.2%
Groupe Bruxelles Lambert SA	1,347	156,208	0.1%
KBC Ancora	18,858	1,846,597	0.6%
KBC Groep NV	12,578	1,600,985	0.5%
Bermuda - 0.3%
Central European Media Enterprises Ltd, Class A*	8,581	813,393	0.3%
Brazil - 0.2%
Bovespa Holding SA	37,253	544,675	0.2%
Canada - 3.3%
Cameco Corporation	13,108	444,671	0.1%
Canadian Natural Resources Ltd	2,208	141,457	0.0%
Imperial Oil Ltd	10,192	501,948	0.2%
Ivanhoe Mines Ltd*	256,314	2,519,025	0.8%
OPTI Canada Inc.*	9,716	160,439	0.1%
Potash Corporation of Saskatchewan Inc.	18,813	2,662,258	0.8%
Research in Motion Ltd*	23,183	2,176,420	0.7%
Suncor Energy Inc.	12,879	1,213,048	0.4%
Talisman Energy Inc.	17,278	273,414	0.1%
UTS Energy Corporation*	28,515	151,359	0.1%
Chile - 0.1%
Sociedad Quimica y Minera de Chile SA, Sponsored ADR	1,788	316,869	0.1%
China - 0.6%
Beijing Capital International Airport Co., Ltd, Class H	1,345,847	1,755,844	0.6%
Weiqiao Textile Company Ltd, Class H	64,933	82,322	0.0%
Wumart Stores Inc., Class H	207,156	141,773	0.0%
Cyprus - 0.7%
Bank of Cyprus Public Co., Ltd	129,953	2,058,545	0.7%
Czech - 2.2%
Komercni Banka, AS	33,575	7,024,359	2.2%
Denmark - 0.6%
ALK-Abello AS	1,222	133,966	0.0%
Carlsberg AS, Class B	1,244	131,182	0.0%
Danske Bank AS	1,347	48,169	0.0%
FLSmidth & Co. AS	4,312	384,236	0.1%
Novo Nordisk AS, Class B	18,448	1,156,806	0.4%
Vestas Wind Systems AS*	2,880	278,767	0.1%
Finland - 3.3%
Elisa Oyj	1,370	38,772	0.0%
Fortum Oyj	53,141	2,145,405	0.7%
Kemira Oyj	14,362	199,592	0.1%
Kesko Oyj, Class B	2,919	148,983	0.1%
Metso Oyj	2,401	112,547	0.0%
Nokia Oyj	133,352	4,895,624	1.6%
Nokian Renkaat Oyj	2,793	94,739	0.0%
OKO Bank PLC, Class A	8,565	153,293	0.1%
Orion Oyj, Class B	12,142	272,519	0.1%
Outotec Oyj	7,398	357,983	0.1%
Ramirent Oyj	28,515	442,703	0.1%
Sanomawsoy Oyj	15,660	408,119	0.1%
Yit Oyj	41,555	876,117	0.3%
France - 9.2%
Accor SA	1,904	145,510	0.1%
Aeroports de Paris	16,090	1,800,197	0.6%
Air Liquide	12,211	1,697,827	0.5%
Alstom	1,727	348,084	0.1%
BNP Paribas*	12,763	1,259,565	0.4%
Bouygues	8,689	668,216	0.2%
Bureau Veritas SA*	2,994	146,387	0.1%
Compagnie de Saint-Gobain	7,760	606,491	0.2%
Credit Agricole SA	10,027	308,260	0.1%
EDF Energies Nouvelles SA	872	57,617	0.0%
Electricite de France	28,250	2,935,278	0.9%
France Telecom SA	36,330	1,280,854	0.4%
JC Decaux SA	10,245	333,598	0.1%
Lafarge SA	15,438	2,415,710	0.8%
LVMH Moet Hennessy Louis Vuitton SA	25,830	2,652,980	0.8%
M6-Metropole Television	5,206	128,437	0.0%
Neuf Cegetel	3,645	187,975	0.1%
Nexity	1,670	76,107	0.0%
Pernod-Ricard SA	11,043	1,175,586	0.4%
PPR	7,160	1,010,255	0.3%
Remy Cointreau SA	1,960	118,146	0.0%
Renault SA	1,353	153,960	0.1%
Sanofi-Aventis SA	7,714	627,112	0.2%
Societe Generale	5,899	730,603	0.2%
Societe Television Francaise 1	16,961	428,407	0.1%
Sodexho Alliance SA	1,876	101,635	0.0%
Suez SA*	35,688	2,178,412	0.7%
Technip SA	1,774	114,501	0.0%
TOTAL SA	53,864	3,900,082	1.2%
Veolia Environnement	7,317	599,353	0.2%
Vinci SA	15,719	1,070,125	0.3%
Vivendi SA	3,941	158,308	0.1%
Wendel	832	83,839	0.0%
Germany - 6.0%
Adidas AG	1,551	98,873	0.0%
Allianz SE	1,700	305,615	0.1%
Arcandor AG*	6,633	124,177	0.0%
Bayer AG	14,243	1,169,604	0.4%
Commerzbank AG	35,527	1,083,064	0.3%
Continental AG	1,699	176,113	0.1%
Daimler AG	13,752	1,073,869	0.3%
Deutsche Bank AG	1,355	152,863	0.1%
Deutsche Boerse AG	5,593	986,252	0.3%
Deutsche Post AG*	5,746	186,100	0.1%
Deutsche Postbank AG	1,435	119,765	0.0%
Deutsche Telekom AG	9,891	201,686	0.1%
E.ON AG	14,016	2,570,934	0.8%
Fraport AG Frankfurt Airport Services Worldwide	45,809	3,461,544	1.1%
Fresenius Medical Care AG & Co. KGaA	29,750	1,524,634	0.5%
Fresenius SE	19,739	1,565,453	0.5%
Hamburger Hafen und Logistik*	3,874	289,777	0.1%
Henkel KGaA	7,056	295,685	0.1%
Merck KGaA	2,408	297,568	0.1%
Praktiker Bau-und Heimwerkermaerkte AG	3,689	78,758	0.0%
Premiere AG*	4,530	100,369	0.0%
Rheinmetall AG	2,142	153,165	0.1%
Rhoen-Klinikum AG	28,899	774,810	0.3%
Siemens AG	14,939	1,932,255	0.6%
Tognum AG	3,566	86,791	0.0%
Greece - 0.4%
Alapis Holding Industrial and Commercial SA of Pharmaceutical Chemical & Organic Products*	181,129	517,473	0.2%
Hellenic Telecommunications Organization SA	23,094	720,738	0.2%
Hong Kong - 2.4%
China Merchants Holdings (International) Company Ltd	391,957	1,908,493	0.6%
China Mobile Ltd	79,273	1,173,821	0.4%
Galaxy Entertainment Group Ltd*	478,684	362,235	0.1%
GOME Electrical Appliances Holdings Ltd	648,366	1,468,567	0.5%
Hutchison Telecommunications International Ltd	61,549	86,363	0.0%
Melco International Development	383,305	534,052	0.2%
Melco PBL Entertainment Macau Ltd, Sponsored ADR*	23,775	287,678	0.1%
Shun Tak Holdings Ltd	1,209,624	1,698,689	0.5%
Texwinca Holdings Ltd	87,117	66,483	0.0%
Hungary - 3.5%
Magyar Telekom Telecommunications PLC	316,086	1,534,891	0.5%
MOL Hungarian Oil and Gas	1,403	188,710	0.1%
OTP Bank	205,167	8,822,999	2.8%
Richter Gedeon	1,553	345,444	0.1%
India - 0.9%
ICICI Bank Ltd, Sponsored ADR	4,819	292,802	0.1%
State Bank of India, Sponsored GDR	22,725	2,556,563	0.8%
Indonesia - 0.1%
Semen Gresik Persero Tbk PT	318,110	195,049	0.1%
Ireland - 0.4%
CRH PLC	11,768	443,593	0.1%
Dragon Oil PLC*	118,936	916,323	0.3%
Italy - 1.9%
Autogrill SpA	1,716	28,988	0.0%
Banca Popolare di Milano Scarl	43,072	543,559	0.2%
Banca Popolare di Sondrio Scarl	6,866	98,838	0.0%
Bulgari SpA	9,191	106,917	0.0%
Buzzi Unicem SpA	32,986	782,347	0.3%
Credito Emiliano SpA	19,320	243,729	0.1%
Finmeccanica SpA	2,212	66,113	0.0%
Geox SpA	22,809	388,382	0.1%
Intesa Sanpaolo SpA (non-voting)	132,962	911,610	0.3%
Italcementi SpA	7,017	139,760	0.0%
Lottomatica SpA	919	33,645	0.0%
Mediobanca SpA	15,219	286,395	0.1%
Telecom Italia SpA	173,293	523,747	0.2%
UniCredit SpA	211,107	1,546,102	0.5%
Unione di Banche Italiane ScpA	6,162	153,990	0.1%
Japan - 4.9%
Acom Co., Ltd	2,800	70,068	0.0%
Aeon Credit Service Co., Ltd	2,968	44,094	0.0%
Aiful Corporation	3,100	62,578	0.0%
Aisin Seiki Co., Ltd	3,001	120,984	0.1%
Canon Inc.	17,273	742,662	0.2%
Central Japan Railway Company	15	138,120	0.0%
Credit Saison Co., Ltd	2,617	77,252	0.0%
Daihatsu Motor Co., Ltd	16,000	164,709	0.1%
Daikin Industries, Ltd	2,800	125,109	0.0%
Daiwa Securities Group Inc.	6,003	52,886	0.0%
Denso Corporation	11,513	414,125	0.1%
Dentsu Inc.	25	58,157	0.0%
East Japan Railway Company	54	444,626	0.1%
Eisai Co., Ltd	3,800	155,908	0.1%
Fanuc Ltd	3,400	298,740	0.1%
Fuji Television Network, Inc.	41	64,522	0.0%
Honda Motor Co., Ltd	18,720	588,357	0.2%
Hoya Corporation	10,100	274,840	0.1%
Ibiden Co., Ltd	4,000	257,772	0.1%
ITOCHU Corporation	7,000	63,967	0.0%
Japan Tobacco Inc.	122	647,292	0.2%
JFE Holdings, Inc.	2,429	111,977	0.0%
JS Group Corporation	5,594	96,941	0.0%
JSR Corporation	2,913	67,535	0.0%
KDDI Corporation	44	295,930	0.1%
Koito Manufacturing Co., Ltd	9,474	138,403	0.0%
Komatsu Ltd	8,600	206,800	0.1%
Kubota Corporation	7,491	53,680	0.0%
Kyocera Corporation	3,000	238,742	0.1%
Makita Corporation	7,663	282,818	0.1%
Matsushita Electric Industrial Co., Ltd	18,853	401,405	0.1%
Mitsubishi Corporation	5,200	135,775	0.0%
Mitsubishi Electric Corporation	11,000	102,133	0.0%
Mitsubishi UFJ Financial Group, Inc.	58,060	572,836	0.2%
Mitsui & Co., Ltd	7,000	143,529	0.1%
Mitsui Fudosan Co., Ltd	3,129	71,446	0.0%
Mitsui Mining & Smelting Company, Ltd	2	7	0.0%
Mizuho Financial Group, Inc.	35	165,247	0.1%
Nintendo Co., Ltd	3,401	1,693,634	0.5%
Nippon Electric Glass Co., Ltd	17,000	253,356	0.1%
Nippon Telegraph & Telephone Corporation	23	109,647	0.0%
Nissan Motor Co., Ltd	6,562	62,738	0.0%
Nitto Denko Corporation	8,001	388,977	0.1%
Nomura Holdings, Inc.	5,622	82,113	0.0%
NSK Ltd	16,000	138,635	0.0%
NTT DoCoMo, Inc.	165	258,613	0.1%
Olympus Corporation	1,508	50,288	0.0%
Promise Co., Ltd	2,960	96,990	0.0%
Ricoh Company, Ltd	16,000	249,393	0.1%
Sapporo Hokuyo Holdings, Inc.	6	49,699	0.0%
Seven & I Holdings Co., Ltd	3,800	93,794	0.0%
Sharp Corporation	5,000	86,132	0.0%
Shin-Etsu Chemical Co., Ltd	2,900	152,152	0.0%
Sony Corporation	11,086	528,029	0.2%
Stanley Electric Co., Ltd	5,599	112,499	0.0%
Sumitomo Chemical Co., Ltd	30,000	211,606	0.1%
Sumitomo Corporation	4,948	68,118	0.0%
Sumitomo Electric Industries, Ltd	7,400	109,599	0.0%
Sumitomo Heavy Industries Ltd	19,996	164,508	0.1%
Sumitomo Metal Industries, Ltd	40,084	188,545	0.1%
Sumitomo Mitsui Financial Group Inc	54	425,096	0.1%
Suzuki Motor Corporation	27,500	689,078	0.2%
Takata Corporation	2,500	65,805	0.0%
Takeda Pharmaceutical Co., Ltd	4,800	290,010	0.1%
Takefuji Corporation	2,970	83,740	0.0%
The Bank of Kyoto, Ltd	7,184	85,262	0.0%
The Bank of Yokohama, Ltd	37,997	247,580	0.1%
The Sumitomo Trust & Banking Co., Ltd	11,065	70,041	0.0%
Toray Industries Inc.	11,000	74,211	0.0%
Toyota Motor Corporation	25,532	1,383,936	0.4%
Yamada Denki Co., Ltd	7,550	801,995	0.3%
Yamaha Motor Co., Ltd	6,001	135,473	0.0%
Yamato Holdings Co., Ltd	2,564	35,546	0.0%
Luxembourg - 0.6%
Evraz Group SA, 144A, Sponsored GDR	3,864	280,913	0.1%
Millicom International Cellular SA*	16,147	1,710,613	0.5%
Mexico - 1.0%
America Movil, SAB de CV, Series L	104,601	312,761	0.1%
America Movil, SAB de CV, Sponsored ADR	3,398	203,574	0.1%
Controladora Comercial Mexicana, SA de CV	42,733	106,642	0.0%
Corporacion Moctezuma, SA de CV	125,501	269,115	0.1%
Fomento Economico Mexicano, SAB de CV, Sponsored ADR	12,709	459,685	0.2%
Grupo Cementos de Chihuahua SAB de CV	21,355	123,323	0.0%
Grupo Financiero Banorte, SAB de CV	218,285	907,903	0.3%
Grupo Televisa SA, Sponsored ADR	7,421	165,414	0.1%
Urbi Desarrollos Urbanos, SA de CV*	129,153	457,081	0.1%
Netherlands - 0.9%
ING Groep NV	19,051	619,119	0.2%
Koninklijke KPN NV	50,915	922,480	0.3%
Koninklijke Vopak NV	3,601	181,880	0.1%
TNT NV	4,253	157,261	0.1%
Unilever NV	16,141	524,276	0.2%
New Zealand - 0.2%
Auckland International Airport Ltd	241,561	528,678	0.2%
Norway - 1.6%
Aker Kvaerner ASA	12,557	234,106	0.1%
DnB NOR ASA	72,499	945,416	0.3%
Norsk Hydro ASA	20,334	243,326	0.1%
StatoilHydro ASA	57,317	1,496,702	0.5%
Telenor ASA	39,783	822,125	0.3%
Yara International ASA	20,865	1,007,525	0.3%
Poland - 3.6%
Bank BPH SA	3,453	136,533	0.0%
Bank Handlowy w Warszawie SA	34,266	1,285,288	0.4%
Bank Millenium SA	10,822	35,515	0.0%
Bank Pekao SA	36,818	2,963,092	1.0%
Bank Zachodni WBK SA	10,392	810,102	0.3%
BRE Bank SA*	2,246	346,659	0.1%
ING Bank Slaski SA	653	163,682	0.1%
Polskie Gornictwo Naftowe I Gazownictwo SA	348,149	635,958	0.2%
Powszechna Kasa Oszczednosci Bank Polski SA	134,370	2,513,122	0.8%
Telekomunikacja Polska SA	242,111	2,313,574	0.7%
Portugal - 0.6%
Energias de Portugal, SA	56,525	359,874	0.1%
Jeronimo Martins, SGPS, SA	189,778	1,559,175	0.5%
Romania - 0.6%
Board of Romanian Development Bank-Groupe Societe Generale	88,073	670,932	0.2%
SNP Petrom SA	6,979,016	1,091,145	0.4%
Socep Constanta*	372,000	41,544	0.0%
Russia - 3.8%
Bank VTB OAO, 144A, Sponsored GDR*	37,776	302,208	0.1%
JSC MMC Norilsk Nickel, Sponsored ADR	9,991	2,425,315	0.8%
Mechel OAO, Sponsored ADR	2,053	191,175	0.1%
Novorossiysk Commercial Sea Port, 144A, Sponsored GDR*	30,701	416,306	0.1%
OAO Gazprom, Sponsored ADR	48,361	2,326,164	0.7%
OAO Novatek, 144A, Sponsored GDR	9,990	659,340	0.2%
OAO Open Investments, Sponsored GDR*	9,847	316,335	0.1%
OAO Rosneft Oil Company, Sponsored GDR	63,019	446,889	0.1%
OJSC Pharmstandard, 144A, Sponsored GDR*	36,782	847,825	0.3%
Polyus Gold Mining Co., Sponsored ADR	12,612	639,428	0.2%
Severstal, 144A, Sponsored GDR	7,097	150,811	0.1%
Sistema-Hals, 144A, Sponsored GDR*	21,005	179,173	0.1%
Uralkali, 144A, Sponsored GDR*	11,678	402,891	0.1%
Uralsvyazinform, Sponsored ADR	18,733	181,863	0.1%
VimpleCom OAO, Sponsored ADR	21,782	750,172	0.2%
Wimm-Bill-Dann Foods, Sponsored ADR	10,070	1,168,120	0.4%
X 5 Retail Group NV, Sponsored GDR*	6,713	215,487	0.1%
South Africa - 0.2%
Impala Platinum Holdings Ltd	13,901	522,573	0.2%
South Korea - 0.3%
Hyundai Motor Company	1,886	146,660	0.1%
NHN Corporation	664	144,834	0.1%
Samsung Electronics Co., Ltd	576	369,326	0.1%
Spain - 1.7%
Acciona SA	1,050	266,822	0.1%
Banco Bilbao Vizcaya Argentaria, SA*	37,289	785,100	0.3%
Gamesa Corporacion Technologica SA	6,428	244,523	0.1%
Iberdrola Renovables*	57,396	461,667	0.2%
Iberdrola SA	70,181	1,071,083	0.3%
Inditex SA	2,593	129,933	0.0%
Telefonica SA*	76,385	2,232,722	0.7%
Sweden - 1.7%
Getinge AB, Class B	12,254	285,820	0.1%
Hennes & Mauritz AB, Class B	5,930	320,636	0.1%
Modern Times Group AB, Class B	9,182	552,217	0.2%
Nordea Bank AB	130,543	1,763,437	0.6%
OMX AB	10,068	416,072	0.1%
Swedbank AB, Class A	53,266	1,370,335	0.4%
Telefonaktiebolaget LM Ericsson, Class B	81,109	183,404	0.1%
TeliaSonera AB	36,066	318,684	0.1%
Switzerland - 6.0%
ABB Ltd	31,235	778,845	0.3%
BKW FMB Energie AG	2,943	368,825	0.1%
Compagnie Financiere Richemont SA, Class A	36,830	2,099,196	0.7%
Credit Suisse Group	6,785	383,220	0.1%
Flughafen Zuerich AG	1,903	672,331	0.2%
Holcim Ltd	28,946	2,792,098	0.9%
Nestle SA	11,592	5,163,165	1.6%
Nobel Biocare Holding AG	366	90,302	0.0%
Roche Holding AG	4,580	826,968	0.3%
SGS SA	421	545,244	0.2%
Synthes Inc.	1,511	192,416	0.1%
The Swatch Group AG	6,662	1,786,831	0.6%
UBS AG	18,613	767,632	0.2%
Xstrata PLC	30,656	2,344,678	0.7%
Taiwan - 0.6%
Cathay Financial Holding Co., Ltd, Sponsored GDR	18,257	425,571	0.1%
Chunghwa Telecom Ltd, Sponsored ADR	7,810	164,244	0.1%
Far Eastern Textile Co., Ltd, Sponsored GDR	11,466	156,866	0.0%
First Financial Holding Co., Ltd, Sponsored GDR	9,854	159,323	0.1%
Fubon Financial Holding Co., Ltd	14,757	148,635	0.1%
HON HAI Precision Industry Co., Ltd, Sponsored GDR	59,092	614,677	0.2%
Taiwan Semiconductor Manufacturing Co. Ltd, Sponsored ADR	9,321	86,499	0.0%
Turkey - 0.0%
Turkiye Garanti Bankasi AS	21,853	139,891	0.0%
Ukraine - 0.9%
Raiffeisen Bank Aval	1,908,814	380,858	0.1%
Ukrnafta Oil Co.*	7,557	515,046	0.2%
Ukrnafta Oil Co., Sponsored ADR*	58	24,144	0.0%
Ukrsotsbank JSCB*	2,466,696	633,486	0.2%
UkrTelecom*	5,916,954	1,239,030	0.4%
UkrTelecom, Sponsored GDR*	9,912	116,208	0.0%
United Kingdom - 8.4%
Amec PLC	22,388	307,212	0.1%
Anglo American PLC	26,467	1,448,042	0.5%
BAE Systems PLC	20,994	195,682	0.1%
Barclays PLC	80,651	760,722	0.3%
BHP Billiton PLC	33,165	983,472	0.3%
BP PLC	292,837	3,107,789	1.0%
BT Group PLC	44,900	233,372	0.1%
Burberry Group PLC	39,693	345,731	0.1%
Cadbury Schweppes PLC	39,727	438,720	0.1%
Compass Group PLC	106,797	676,301	0.2%
Diageo PLC	158,034	3,181,815	1.0%
GlaxoSmithKline PLC	35,694	842,880	0.3%
HBOS PLC	45,950	634,895	0.2%
Intertek Group PLC	16,801	294,608	0.1%
Lloyds TSB Group PLC	9,658	85,076	0.0%
Peter Hambro Mining PLC*	14,808	389,552	0.1%
QinetiQ PLC	44,616	171,542	0.0%
Reckitt Benckiser Group PLC	25,048	1,311,793	0.4%
Rio Tinto PLC	20,152	2,012,275	0.6%
Rolls-Royce Group PLC	81,104	766,410	0.2%
Royal Bank of Scotland Group PLC	163,119	1,246,753	0.4%
Scottish & Newcastle PLC	13,370	208,940	0.1%
Smith & Nephew PLC	70,813	966,212	0.3%
Tesco PLC	189,084	1,578,333	0.5%
Vodafone Group PLC	1,201,178	4,217,610	1.3%
William Hill PLC	9,069	73,631	0.0%
WPP Group PLC	12,250	151,248	0.1%
Total common stocks (cost $234,724,695)		261,033,391	82.8%

Warrants - 4.1%
Germany - 0.6%
Deutsche Bank AG London, Series 48, 0%, 12/31/09*	17	185,622	0.1%
Deutsche Bank AG London, Series 49, 0%, 12/31/09*	17	106,420	0.0%
Deutsche Bank AG London, Series 50, 0%, 12/31/09*	17	87,423	0.0%
Deutsche Bank AG London, Series 51, 0%, 12/31/09*	17	209,583	0.1%
Deutsche Bank AG London, Series 52, 0%, 12/31/09*	17	104,180	0.0%
Deutsche Bank AG London, Series 53, 0%, 12/31/09*	17	493,111	0.2%
Deutsche Bank AG London, Series 54, 0%, 12/31/09*	17	76,696	0.0%
Deutsche Bank AG London, Series 55, 0%, 12/31/09*	17	17,657	0.0%
Deutsche Bank AG London, Series 56, 0%, 12/31/09*	17	128,512	0.0%
Deutsche Bank AG London, Series 57, 0%, 12/31/09*	17	28,859	0.0%
Deutsche Bank AG London, Series 58, 0%, 12/31/09*	17	25,012	0.0%
Deutsche Bank AG London, Series 59, 0%, 12/31/09*	17	57,416	0.0%
Deutsche Bank AG London, Series 60, 0%, 12/31/09*	17	40,204	0.0%
Deutsche Bank AG London, Series 61, 0%, 12/31/09*	17	33,196	0.0%
Deutsche Bank AG London, Series 62, 0%, 12/31/09*	17	48,198	0.0%
Deutsche Bank AG London, Series 63, 0%, 12/31/09*	17	14,724	0.0%
Deutsche Bank AG London, Series 64, 0%, 12/31/09*	17	28,519	0.0%
Deutsche Bank AG London, Series 65, 0%, 12/31/09*	17	24,788	0.0%
Deutsche Bank AG London, Series 66, 0%, 12/31/09*	17	5,284	0.0%
Deutsche Bank AG London, Series 67, 0%, 12/31/09*	17	271,436	0.1%
Deutsche Bank AG London, Series 68, 0%, 12/31/09*	17	46,260	0.0%
Deutsche Bank AG London, Series 69, 0%, 12/31/09*	17	295,018	0.1%
Deutsche Bank AG London, Series 70, 0%, 12/31/09*	17	63,852	0.0%
Deutsche Bank AG London, Series 71, 0%, 12/31/09*	17	-	0.0%
India - 2.2%
Caylon Financial Products Ltd/Bharti Airtel Ltd, 05/31/10*	57,328	1,254,193	0.4%
Caylon Financial Products Ltd./Mahindra & Mahindra Ltd, 06/10/28	8,245	140,160	0.1%
Caylon Financial Products Ltd./Oil and Natural Gas Corporation Ltd, 05/13/10	6,246	156,788	0.1%
Caylon Financial Products Ltd/State Bank of India, 05/13/10	52,345	3,050,481	1.0%
Citigroup Global Markets Holdings/State Bank of India Ltd, 144A, 01/19/09	28,770	1,668,456	0.5%
Citigroup Global Markets Holdings/Suzlon Energy Ltd, 01/20/10	19,360	151,881	0.1%
Luxembourg - 0.1%
Citigroup Global Markets Holdings/Canara Bank, 144A, 01/19/09*	52,154	394,848	0.1%
Russia - 0.8%
UBS AG London Branch/Sberbank, 144A, 01/12/09	684	2,477,150	0.8%
Taiwan - 0.4%
Chinatrust Financial Holding Co., Ltd, 0%, 01/17/12*	379,461	306,447	0.1%
Citigroup Global Markets Holdings/Yuanta Financial Holding Co. Ltd, 144A, 01/17/2012*	246,360	187,987	0.1%
Deutsche Bank AG London/Taiwan Fertilizer Co., Ltd , 01/17/19	43,337	140,812	0.0%
UBS AG London Branch/Hon Hai Precision Industry Co., Ltd, 08/19/08	80,918	437,734	0.1%
UBS AG London Branch/Taiwan Semiconductor Manufacturing Co. Ltd, 01/24/17	116,848	217,626	0.1%
Total warrants (cost $9,274,820)		12,976,533	4.1%

Preferred stocks - 1.3%
Brazil - 1.2%
Companhia Vale do Rio Doce, Class A	49,768	1,267,594	0.4%
Petrobras SA	53,047	2,426,385	0.8%
Germany - 0.1%
Volkswagen AG	3,553	493,742	0.1%
Total preferred stocks (cost $3,627,290)		4,187,721	1.3%

Investment companies - 6.9%
British Virgin Islands - 0.0%
RenShares Utilities Ltd, Class RenGen*	52,051	144,702	0.0%
France - 0.4%
Eurazeo	2,973	315,129	0.1%
Lyxor ETF CAC 40	10,760	787,264	0.3%
Germany - 1.0%
INDEXCHANGE Investment AG/DAXEX	32,507	3,174,452	1.0%
Greece - 0.2%
Marfin Investment Group SA	69,350	503,744	0.2%
Guernsey - 0.4%
KKR Private Equity Investors LP	66,557	1,114,830	0.4%
Ireland - 2.2%
iShares Dow Jones Euro STOXX 50	111,947	6,354,288	2.0%
iShares S&P Europe 350 Index Fund	46,414	547,806	0.2%
Luxembourg - 0.4%
Citigroup Global Markets Holdings/Banking Index Benchmark Exchange Traded Scheme - Bank BeES, 144A, 01/20/10 (warrants)*	51,155	1,176,565	0.4%
Romania - 0.0%
Banat-Crisana SA (SIF 1)	71,000	76,741	0.0%
Moldova SA (SIF 2)	77,000	83,227	0.0%
Muntenia SA (SIF 4)	53,500	38,622	0.0%
Oltenia Craiova (SIF 5)	41,000	56,907	0.0%
Transilvania SA (SIF 3)	58,000	41,639	0.0%
Singapore - 0.2%
iShares MSCI India*	81,550	698,884	0.2%
United States - 2.1%
iShares MSCI Australia Index Fund	50,280	1,349,515	0.4%
iShares MSCI Brazil Index Fund	4,015	304,859	0.1%
iShares MSCI Canada Index Fund	53,422	1,620,289	0.5%
iShares MSCI Taiwan Index Fund	249,858	3,435,548	1.1%
Total investment companies (cost $22,960,015)		21,825,011	6.9%

Government issued securities - 0.0%
Bulgaria - 0.0%
Republic of Bulgaria Compensation Notes*	33,115	9,928	0.0%
Republic of Bulgaria Housing Compensation Notes*	13,665	4,251	0.0%
Republic of Bulgaria Registered Compensation Vouchers*	20,024	6,321	0.0%
Total government issued securities (cost $29,438)		20,500	0.0%

Total investment portfolio excluding
repurchase agreement (cost $270,616,258)		300,043,156	95.1%

Repurchase agreement - 2.3%
Repurchase agreement with Fixed Income
Clearing Corporation, dated January 31, 2008 @
1.63% to be repurchased at $7,184,325 on
February 1, 2008, collateralized by
$6,830,000 United States Treasury Notes,
4.75% due January 31, 2012 (market value
$7,388,139 including interest) (cost $7,184,000)		7,184,000	2.3%

Total investment portfolio (cost $277,800,258)		307,227,156	97.4%
Other assets and liabilities, net,		8,324,616	2.6%
Net assets		$ 315,551,772	100.0%

* Non-income producing security.
(a) Illiquid security. At January 31, 2008, these securities aggregated $2,391,970 or 0.8% of the net assets of the Fund.

ADR - American depository receipt
ETF - Exchange-traded fund
GDR - Global depository receipt
SIF - Societatea de Investitii Financiare
144A - 144A securities are issued pursuant to Rule 144A of the Securities Act of
1933. Most of these are deemed to be liquid for purposes of compliance limitations on holdings of illiquid securities and all may be resold as transactions exempt from registration to qualified institutional buyers. At January 31, 2008, these securities aggregated $9,144,473 or 2.9% of the net assets of the Fund.

Forward Foreign Currency Contracts Outstanding
UNAUDITED | 01.31.2008
Contract to deliver		In exchange for		Delivery date	Unrealized depreciation
HUF	654,256,226	USD	3,738,180	02/19/08	10,613
PLN	8,521,216	USD	3,398,481	02/19/08	104,754
MXN	17,657,031	USD	1,605,477	02/21/08	23,227
CZK	25,433,329	USD	1,396,322	03/20/08	52,165
			Net unrealized depreciation		190,759

CZK	Czech Koruna
HUF	Hungarian Forint
MXN	Mexican Peso
PLN	Polish Zloty
USD	United States Dollar

Industry Allocation
UNAUDITED | 01.31.2008
		Percent of
Industry	Value	Net assets
Banks	63,524,345	20.1%
Telecommunications	28,734,429	9.1%
Oil & Gas	25,341,043	8.0%
Mining	24,894,745	7.9%
Investment Companies	21,825,011	6.9%
Engineering & Construction	15,644,421	5.0%
Financial Services	12,846,432	4.1%
Electric	12,031,612	3.8%
Food	10,796,259	3.4%
Chemicals	8,417,648	2.7%
Building Materials	8,383,118	2.7%
Retail	8,298,463	2.6%
Pharmaceuticals	6,314,480	2.0%
Beverages	5,275,353	1.7%
Auto Manufacturers	4,897,207	1.6%
Real Estate	3,251,723	1.0%
Healthcare Products	3,100,203	1.0%
Electronics	2,375,860	0.8%
Healthcare Services	2,299,443	0.7%
Computers	2,176,420	0.7%
Insurance	2,109,304	0.7%
Television, Cable & Radio	2,087,344	0.7%
Diversified Manufacturer	1,932,255	0.6%
Commercial Services	1,931,805	0.6%
Machinery	1,867,795	0.6%
Toys/Games/Hobbies	1,693,634	0.5%
Household Products	1,607,478	0.5%
Transportation	1,559,839	0.5%
Aerospace/Defense	1,028,205	0.3%
Auto Parts & Equipment	1,010,168	0.3%
Office/Business Equipment	992,055	0.3%
Lodging	932,197	0.3%
Home Furnishings	929,434	0.3%
Iron/Steel	923,421	0.3%
Apparel	832,986	0.3%
Electrical Components & Equipment	806,767	0.3%
Energy-Alternative Sources	798,052	0.3%
Food Service	777,936	0.2%
Multimedia	770,589	0.2%
Semiconductors	673,451	0.2%
Agriculture	647,292	0.2%
Water	599,353	0.2%
Home Builders	457,081	0.1%
Distribution/Wholesale	411,389	0.1%
Advertising	391,755	0.1%
Metal Fabricate/Hardware	381,961	0.1%
Textiles	379,881	0.1%
Hand/Machine Tools	282,818	0.1%
Broadcasting Services/Programs	165,414	0.1%
Other	633,282	0.2%
Total investment portfolio excluding
repurchase agreement	$300,043,156	95.1%

NOTE 1 | Organization and investment objective Heritage Series Trust (the “Trust”) is organized as a separate Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as a diversified, open-end management investment company. The Trust offers shares in one or more series (each, a “Fund” and collectively the “Funds”) and is advised by Heritage Asset Management, Inc. (the “Manager” or “Heritage”).

The Trust presently offers shares in five series: 1) the Core Equity Fund which seeks long-term growth through capital appreciation; 2) the Diversified Growth Fund which seeks long-term capital appreciation; 3) the International Equity Fund which seeks capital appreciation principally through investment in a portfolio of international equity securities; 4) the Mid Cap Stock Fund which seeks long-term capital appreciation; 5) the Small Cap Stock Fund which seeks long-term capital appreciation.

Class offerings The Trust currently offers Class A and Class C shares to the public. Additionally, each Fund except the International Equity Fund is authorized to offer Class I, Class R-3 and Class R-5 shares to qualified buyers.

•

In each of the Funds, Class A shares are sold at a maximum front-end sales charge of 4.75%. Class A share investments greater than $1 million, which are not sold subject to a sales charge, may be subject to a contingent deferred sales charge (“CDSC”) of 1% of the lower of net asset value or purchase price if redeemed within 18 months of purchase.

•

Class C shares are sold subject to a CDSC of 1% of the lower of net asset value or purchase price if redeemed prior to one year of purchase.

•

Class I, Class R-3 and Class R-5 shares are each sold without a front-end sales charge or a CDSC to qualified buyers. As of the quarter period ended January 31, 2008, there were no shares issued in Class R-3 for the Core Equity Fund or Diversified Growth Fund nor were there shares issued in Class R-5 for the Diversified Growth Fund.

NOTE 2 | Significant accounting policies

Use of estimates The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts and disclosures. Actual results could differ from those estimates and those differences could be material.

Valuation of securities The price of each Fund’s shares is based on each Fund’s net asset value per share. The net asset value of each Fund’s shares are determined on each day the New York Stock Exchange (“NYSE”) is open for business, as of the close of the customary trading session (typically 4:00 ET), or earlier NYSE closing time that day. If the NYSE or other securities exchange modifies the closing price of securities traded on that exchange after a Fund is priced, Heritage is not required to revalue the Fund.

Generally, a Fund’s portfolio securities are valued at market quotations that are readily available at market value; however, the market quotation price may be adjusted to reflect events that occur between the close of those markets and the time of the determination of net asset value.

Both the latest transaction prices and adjustments are furnished by an independent pricing service subject to supervision by the Boards of Trustees. All securities and assets for which market quotations are unavailable or unreliable at their fair value in good faith are valued using procedures (“Procedures”) approved by the Boards of Trustees. Fair value is that amount that the owner might reasonably expect to receive for the security upon its current sale. Fair value requires consideration of all appropriate factors, including indications of fair value available from pricing services. A fair value price is an estimated price and may vary from the prices used by other mutual funds to calculate their net asset values. Fair value pricing methods, Procedures and pricing services can change from time to time as approved by the Boards of Trustees. Pursuant to t he Procedures, the Boards of Trustees have delegated the day-to-day responsibility for applying and administering the Procedures to a Valuation Committee comprised of associates from Heritage. The composition of this Valuation Committee may change from time to time. There can be no assurance, however, that a fair value price used by a Fund on any given day will more accurately reflect the market value of a security or securities than the market price of such security or securities on that day. Fair value pricing may deter shareholders from trading the Fund shares on a frequent basis in an attempt to take advantage of arbitrage opportunities resulting from potentially stale prices of portfolio holdings. However, it cannot eliminate the possibility of frequent trading. Specific types of securities are valued as follows:

•

Domestic exchange traded equity securities Market quotations are generally available and reliable for domestic exchange traded equity securities. If market quotations are not available or are unreliable, Heritage will value the security at fair value in good faith using the Procedures.

•

Foreign securities If market quotations from a pricing source are available and reliable for foreign exchange traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. Heritage relies on a screening process from a fair valuation vendor to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not reliable and does not reflect the current market value as of the close of the NYSE. Consequently, fair valuation of portfolio securities may occur on a daily basis. Heritage may also fair value a security if certain events occur between the time trading ends on a particular securi ty and the time of a Fund’s net asset value calculation. Heritage may fair value the particular security if the events are significant and make the closing price unreliable. If an issuer specific event has occurred that Heritage determines, in its judgment, is likely to have affected the closing price of a foreign security, it will price the security at fair value. Securities and other assets quoted in foreign currencies are valued in U.S. dollars based on exchange rates provided by a pricing service. The pricing vendor, pricing methodology or degree of certainty may change from time to time. Fund securities primarily traded on foreign markets may trade on days that are not business days of a Fund. Because the net asset value of Fund shares is determined only on business days of the Fund, the value of the portfolio securities of a Fund that invests in foreign securities may change on days when you will not be able to purchase or redeem shares of the Fund.

•

Short-term securities The Funds’ short-term investments are valued at amortized cost when the security has 60 days or less to maturity.

Foreign currency transactions The books and records of each Fund are maintained in U.S. dollars. Foreign currency transactions are translated into U.S. dollars on the following basis: (i) market value of investment securities, other assets and other liabilities at the daily rates of exchange, and (ii) purchases and sales of investment securities, dividend and interest income and certain expenses at the rates of exchange prevailing on the respective dates of such transactions. Each Fund does not isolate that portion of gains and losses on investments which is due to changes in foreign exchange rates from that which is due to changes in market prices of the investments. Such fluctuations are included with the net realized and unrealized gains and losses from investment transactions. Net realized gain (loss) from foreign currency transactions and the net change in unrealized appreciation (depreciation) on translation of assets and liabilities denominated in foreign currencies include gains and losses between trade and settlement date on securities transactions, gains and losses arising from the purchase and sale of forward foreign currency contracts and gains and losses between the ex and payment dates on dividends, interest and foreign withholding taxes.

Forward foreign currency contracts Each of the Funds except the Small Cap Stock Fund is authorized to enter into forward foreign currency contracts which are used primarily to hedge against foreign currency exchange rate risk on its non-U.S. dollar denominated investment securities. Forward foreign currency contracts are valued on each valuation day and the unrealized gain or loss is included in the Statement of Assets and Liabilities. When the contracts are closed, the gain or loss is realized. Realized gain and unrealized gains and losses are included in the Statement of Operations. Risks may arise from unanticipated movements in the currency’s value relative to the U.S. dollar and from the possible inability of counter-parties to meet the terms of the contracts.

Real estate investment trusts (“REITs”) There are certain additional risks involved in investing in REITs. These include, but are not limited to, economic conditions, changes in zoning laws, real estate values, property taxes and interest rates. Dividend income is recorded at the Manager’s estimate of the income included in distributions from the REIT investments. Distributions received in excess of the estimated amount are recorded as a reduction of the cost investments. The actual amounts of income, return of capital and capital gains are only determined by each REIT after the fiscal year end and may differ from the estimated amounts.

Repurchase agreements Each Fund enters into repurchase agreements whereby a Fund, through its custodian, receives delivery of the underlying securities, the market value of which at the time of purchase is required to be in an amount of at least 100% of the resale price. Repurchase agreements involve the risk that the seller will fail to repurchase the security, as agreed. In that case, each Fund will bear the risk of market value fluctuations until the security can be sold and may encounter delays and incur costs in liquidating the security. In the event of bankruptcy or insolvency of the seller, delays and costs may be incurred.

Revenue recognition Investment security transactions are accounted for on a trade date basis. Dividend income is recorded on the ex-dividend date. Interest income is recorded on the accrual basis.

Expenses Each Fund is charged for those expenses that are directly attributable to it, while other expenses are allocated proportionately among the Heritage Mutual Funds based upon methods approved by the Boards of Trustees. Expenses that are directly attributable to a specific class of shares, such as distribution fees, shareholder servicing fees and administrative fees, are charged directly to that class. Other expenses of each Fund are allocated to each class of shares based upon their relative percentage of net assets. The Funds have entered into an arrangement with the custodian whereby each Fund receives credits on uninvested cash balances which are used to offset a portion of each Fund’s expenses. These custodian credits are shown as “Expense offsets” in the Statements of Operations.

Class allocations Each class of shares has equal rights to earnings and assets except that each class may bear different expense for distribution and/or shareholder services. Income, expenses (other than expenses attributable to a specific class), and realized and unrealized gains or losses on investments are allocated to each class of shares based on its relative net assets.

Distribution of income and gains In each of the Funds, distributions of net investment income are made annually. Net realized gains from investment transactions during any particular year in excess of available capital loss carryforwards, which, if not distributed, would be taxable to each Fund, will be distributed to shareholders in the following fiscal year. Each Fund uses the identified cost method for determining realized gain or loss on investments for both financial and federal income tax reporting purposes.

Other In the normal course of business the Funds enter into contracts that contain a variety of representations and warranties, which provide general indemnifications. The Funds’ maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds and/or its affiliates that have not yet occurred. However, based on experience, the risk of loss to each Fund is expected to be remote.

Item 2. Controls and Procedures

(a)

Based on an evaluation of the disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940), the Principal Executive Officer and Principal Financial Officer of Heritage Series Trust have concluded that such disclosure controls and procedures are effective as of a date within 90 days of the filing date of this Form N-Q.

(b)

There was no change in the internal controls over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) of Heritage Series Trust that occurred during the most recent fiscal quarter that has materially affected or is reasonably likely to materially affect, its internal controls over financial reporting.

Item 3. Exhibits

(a)	Certifications of the Principal Executive Officer and Principal Financial Officer of Heritage Series Trust as required by Rule 30a-2(a) under the Investment Company Act of 1940.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

HERITAGE SERIES TRUST

Date:

March 26, 2008

/s/ Mathew J. Calabro

Mathew J. Calabro

Principal Executive Officer

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

Date:

March 26, 2008

/s/ Mathew J. Calabro

Mathew J. Calabro

Principal Executive Officer

Date:

March 26, 2008

/s/ Andrea N. Mullins

Andrea N. Mullins

Principal Financial Officer